TRADE ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 29, 2019	Dec. 30, 2018
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	$ 320,931	$ 317,159
Gross carrying amount
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	328,115	324,706
Allowance for expected credit losses
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	$ (7,184)	$ (7,547)